MFS(R) Variable Insurance Trust II

                      MFS(R) Capital Appreciation Portfolio

              MFS(R) Massachusetts Investors Growth Stock Portfolio

                      Supplement to the Current Prospectus

Effective August 26, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "IV-Management of the Fund" is hereby restated as follows, with respect to the Capital Appreciation Portfolio and Massachusetts Investors Growth Stock Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Fund                     Portfolio Manager    Primary Role        Since      Title and Five Year History

MFS Capital              Jeffrey C.           Portfolio Manager   2007       Investment officer of MFS;
Appreciation Portfolio   Constantino                                         employed in the investment
                                                                             area of MFS since 2000.

                         Maureen H.           Portfolio Manager   2005       Investment officer of MFS;
                         Pettirossi                                          employed in the investment
                                                                             area of MFS since 2002.

MFS Massachusetts        Jeffrey C.            Portfolio Manager  2006       Investment officer of MFS;
Investors Growth Stock   Constantino                                         employed in the investment
Portfolio                                                                    area of MFS since 2000.

                         Maureen H.            Portfolio Manager  2005       Investment officer of MFS;
                         Pettirossi                                          employed in the investment
                                                                             area of MFS since 2002.

                The date of this Supplement is August 26, 2008.